CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - BALANCE SHEETS (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Assets:
Cash and cash equivalents	¥ 602,270,607	$ 87,321,030	¥ 584,762,494	¥ 746,388,408
Prepaid expenses and other current assets	71,082,341	10,305,971	213,127,478
TOTAL ASSETS	8,837,663,448	1,281,340,754	7,342,738,892
Liabilities:
Accrued expenses and other current liabilities	476,034,533	69,018,520	268,966,550
TOTAL LIABILITIES	4,084,408,756	592,183,604	3,365,843,931
Equity:
Common shares	206,793	29,982	206,793
Treasury stock	(124,596,781)	(18,064,835)
Additional paid-in capital	3,191,193,773	462,679,606	3,159,522,737
Retained earnings	1,622,852,316	235,291,468	810,855,877
Accumulated other comprehensive income	63,598,591	9,220,929	6,309,554
Total X Financial shareholders' equity	4,753,254,692	689,157,150	3,976,894,961
TOTAL LIABILITIES AND EQUITY	8,837,663,448	1,281,340,754	7,342,738,892
Parent Company | Reportable legal entity
Assets:
Cash and cash equivalents	14,280,138	2,070,425	4,771,477
Prepaid expenses and other current assets	426,398	61,823	371,460
Amount due from subsidiaries and VIEs	1,024,111,805	148,482,254	1,077,449,147
Investments in subsidiaries and VIEs	3,717,374,302	538,968,611	2,899,792,086
TOTAL ASSETS	4,756,192,643	689,583,113	3,982,384,170
Liabilities:
Accrued expenses and other current liabilities	2,937,951	425,963	5,489,209
TOTAL LIABILITIES	2,937,951	425,963	5,489,209
Equity:
Common shares	206,793	29,982	206,793
Treasury stock	(124,596,781)	(18,064,835)
Additional paid-in capital	3,191,193,773	462,679,606	3,159,522,737
Retained earnings	1,622,852,316	235,291,468	810,855,877
Accumulated other comprehensive income	63,598,591	9,220,929	6,309,554
Total X Financial shareholders' equity	4,753,254,692	689,157,150	3,976,894,961
TOTAL LIABILITIES AND EQUITY	¥ 4,756,192,643	$ 689,583,113	¥ 3,982,384,170